Business Description, Basis of Presentation and Liquidity (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 M	Sep. 30, 2012
Business Description, Basis Of Presentation And Liquidity 1		$ 37,504,926
Business Description, Basis Of Presentation And Liquidity 2		29,203,221
Business Description, Basis Of Presentation And Liquidity 3		2,875,747
Business Description, Basis Of Presentation And Liquidity 4		4,000,000
Business Description, Basis Of Presentation And Liquidity 1	12
Business Description, Basis Of Presentation And Liquidity 2	38,216,467
Business Description, Basis Of Presentation And Liquidity 3	37,504,926
Business Description, Basis Of Presentation And Liquidity 4	3,553,364
Business Description, Basis Of Presentation And Liquidity 5	5,000,000
Business Description, Basis Of Presentation And Liquidity 6	$ 3,556,844